Derivative Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative cash and securities collateral held	$ 6.4